Acquisitions	12 Months Ended
Mar. 31, 2012
Acquisitions [Abstract]
Acquisitions

6. Acquisitions

a) Acquisitions in fiscal 2011

On November 1, 2010, the Company acquired all of the assets of Cyntech Corporation and its wholly-owned subsidiary Cyntech Anchor Systems LLC (collectively “Cyntech”), for consideration of $23,501. Cyntech is based in Calgary, Alberta and designs and manufactures screw piles and pipeline anchoring systems, and provides tank maintenance services to the petro-chemical industry. As a result of this acquisition, the Company gained access to screw piling, pipeline anchor design and manufacturing capabilities in Canada and the United States. The Company also gained oil and gas storage tank repair and maintenance capabilities which complement the Company’s existing service offering. The transaction was accounted for using the acquisition method with the results of operations included in the financial statements from the date of acquisition. Acquisition related costs were recorded in general and administrative expenses. The goodwill acquired is deductible for tax purposes.

The following table summarizes the recognized amounts of the assets acquired and liabilities assumed at the acquisition date:

Accounts receivable	$7,064
Inventories	1,646
Prepaid expenses and deposits	45
Plant and equipment	1,346
Intangible assets	7,284
Accounts payable	(1,674)
Total identifiable net assets	$15,711
Goodwill	7,790
Total consideration	$23,501

b) Acquisitions in fiscal 2010

On August 1, 2009, the Company acquired all of the issued and outstanding shares of DF Investments Limited and its subsidiary Drillco Foundation Co. Ltd., a piling company based in Milton, Ontario, for consideration of $5,410. This acquisition provided the Company access to piling markets and customers in the Toronto area. The transaction was accounted for using the acquisition method with the results of operations included in the financial statements from the date of acquisition. The goodwill acquired is not deductible for tax purposes.

The following table summarizes the recognized amounts of the assets acquired and liabilities assumed at the acquisition date:

Accounts receivable	$4,101
Inventories	59
Prepaid expenses and deposits	11
Property, plant and equipment	2,873
Land	281
Intangible assets	547
Accounts payable and accrued liabilities	(2,211)
Deferred tax liabilities	(838)
Long term debt	(652)
Total identifiable net assets	$4,171
Goodwill	1,239
Total consideration	$5,410